Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Controlled Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and its equity-accounted investee, Teekay Offshore (collectively with the Controlled Daughter Entities, the Daughter Entities), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Controlled Daughter Entities, Teekay Parent and its equity-accounted investee, Teekay Offshore (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company (which excludes Teekay Offshore) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers), and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Controlled Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.
The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2018 and 2017:

	Revenues (1)
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(2)	112,172	89,431	217,221	178,378
Conventional Tankers	10,143	11,473	20,400	23,706
	122,315	100,904	237,621	202,084

Teekay Tankers
Conventional Tankers	171,659	108,789	340,124	239,274

Teekay Parent
Offshore Production	66,429	48,173	132,399	92,515
Conventional Tankers	—	1,757	—	3,924
Other	46,183	15,565	98,127	27,422
	112,612	65,495	230,526	123,861

Teekay Offshore(2)(3)	—	264,792	—	540,930

Eliminations and other	(944)	(26,057)	(8,607)	(48,721)
	405,642	513,923	799,664	1,057,428

(1)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see Note 2).

(2)
Certain vessels are chartered between the Daughter Entities and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG - Liquefied Gas Carriers	1,439	8,564	9,418	17,555
Teekay Offshore	—	14,207	—	24,218
	1,439	22,771	9,418	41,773
(3) On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).
The following table includes the Company’s income (loss) from vessel operations by segment for the three and six months ended June 30, 2018 and 2017:

	Income (loss) from Vessel Operations(1)
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	9,445	40,043	53,990	83,379
Conventional Tankers	1,060	(10,172)	(18,343)	(7,430)
	10,505	29,871	35,647	75,949

Teekay Tankers
Conventional Tankers	(13,415)	1,587	(21,836)	12,328

Teekay Parent
Offshore Production	5,541	(18,618)	12,423	(39,029)
Conventional Tankers	—	(2,988)	—	(5,447)
Other	(710)	(7,784)	(5,808)	(20,586)
	4,831	(29,390)	6,615	(65,062)

Teekay Offshore(2)	—	46,218	—	106,676

	1,921	48,286	20,426	129,891

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	On September 25, 2017, the Company deconsolidated Teekay Offshore (see Note 4).
Commencing on September 25, 2017, the Company accounts for its investment in Teekay Offshore using the equity method, and recognized equity losses of $9.3 million and $8.7 million in respect of Teekay Offshore for the three and six months ended June 30, 2018, respectively.

A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2018	December 31, 2017
	$	$
Teekay LNG - Liquefied Gas Carriers	4,857,355	4,624,321
Teekay LNG - Conventional Tankers	70,782	112,844
Teekay Tankers - Conventional Tankers	2,092,239	2,125,909
Teekay Parent - Offshore Production	343,547	366,229
Teekay Parent - Conventional Tankers	13,043	13,620
Teekay Parent - Other	30,065	26,527
Teekay Offshore	257,896	280,774
Cash and cash equivalents	454,933	445,452
Other assets not allocated	117,321	118,493
Eliminations	(20,273)	(21,732)
Consolidated total assets	8,216,908	8,092,437